Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share
Schedule of basic earnings per share

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Profit/(loss) attributable to equity holders as presented in the income statement	2	(10)	(10)	(11)
Less: Dividend on preferred shares (see note 14)	(6)	(6)	(12)	(12)
Loss attributable to equity holders used in calculating earnings per share	(4)	(16)	(22)	(23)
Weighted average number of ordinary shares for EPS (millions)	597.7	597.6	597.6	597.6
Loss per share	$(0.01)	$(0.03)	$(0.04)	$(0.04)